401(k) and Employee Stock Ownership Plan (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Compensation and Retirement Disclosure [Abstract]
Employee contribution, percentage of annual salary		100.00%
Employee contribution, maximum allowable contribution		$ 52,000
Term for employees to become fully vested		6 years
Employer matching contribution percent	100.00%
Percent of employees' gross pay	4.00%
Profit sharing contribution, percent	7.00%
Company contributions to plan		$ 7,314,000	$ 5,870,000	$ 5,400,000